COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantees
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees were as follows:

at December 31		2021		2020
	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	to 2043	93	—	100	—
Bruce Power	to 2023	88	—	88	—
Other jointly-owned entities	to 2043	80	4	78	4
Northern Courier pipeline[2]		—	—	300	26
		261	4	566	30
1TC Energy's share of the potential estimated current or contingent exposure.
2On November 30, 2021, TC Energy completed the sale of its remaining 15 per cent equity interest in the Northern Courier pipeline and subsequently released all associated guarantees. Refer to Note 28, Acquisitions and dispositions, for additional information.